Business combinations - Goodwill (Details) - GBP (£) £ in Thousands	15 Months Ended	16 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 09, 2023	May 10, 2023	Oct. 06, 2022	Feb. 08, 2022	Jun. 30, 2021	Apr. 01, 2021	Mar. 04, 2021	Aug. 17, 2020
Disclosure of detailed information about business combination [line items]
Goodwill	£ 145,916	£ 145,916	£ 240,818
DEK Corporation Pty Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred				£ 57,148
Fair value of net assets acquired				(11,513)
Goodwill				£ 45,635
Mudbath & Co Pty Ltd
Disclosure of detailed information about business combination [line items]
Consideration transferred					£ 15,099
Fair value of net assets acquired					(2,333)
Goodwill					£ 12,766
Lexicon
Disclosure of detailed information about business combination [line items]
Consideration transferred						£ 49,293
Fair value of net assets acquired						(5,243)
Goodwill			£ 44,100			£ 44,050
Business Agility Consulting BAC
Disclosure of detailed information about business combination [line items]
Consideration transferred							£ 15,031
Fair value of net assets acquired							(2,251)
Goodwill	12,800	12,800					£ 12,780
Levvel LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred	46,229	46,229							£ 46,229
Fair value of net assets acquired	(19,076)	(19,076)							(21,172)
Goodwill	27,153	27,153						£ 27,200	£ 25,057
Adjustments to consideration transferred	0
Adjustments to identifiable net assets	2,096
Adjustments to goodwill	2,096
Endava d.o.o
Disclosure of detailed information about business combination [line items]
Consideration transferred	24,967	24,967								£ 24,918
Fair value of net assets acquired	(9,406)	(9,406)								(8,986)
Goodwill	£ 15,561	15,561								£ 15,932
Adjustments to consideration transferred		49
Adjustments to identifiable net assets		(420)
Adjustments to goodwill		£ (371)
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Consideration transferred											£ 53,828
Fair value of net assets acquired											(21,049)
Goodwill								£ 32,800			£ 32,779